LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate

The following table represents the weighted-average remaining lease term and discount rate:

Twelve months ended
December 31, 2020

Weighted average remaining lease term	4.80
Weighted average discount (annual) rate	5.63%

Schedule of Operating Leases

Maturities of operating lease liabilities were as follows:

December 31, 2020

2021	$798
2022	805
2023	649
2024	610
2025 and after	735
Total operating lease payments	3,597
Less: imputed interest	431
Present value of lease liabilities	3,166

Lease liabilities, current	639
Lease liabilities, non- current	2,527
Present value of lease liabilities	$3,166